Property and Equipment, Net - Schedule of Property and Equipment, Net (Details) - USD ($)	Mar. 31, 2025	Mar. 31, 2024
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 14,429,280	$ 12,167,196
Less: accumulated depreciation	(3,520,719)	(3,153,369)
Less: impairment on property and equipment.	(145,541)
Property and equipment, net	10,763,020	9,013,827
Property and Buildings [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	3,137,725	3,122,152
Leasehold Improvements [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	3,987,572	3,674,485
Land [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	2,263,687	2,249,401
Equipment and Furniture [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	2,418,993	2,355,674
Automobiles [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	183,274	158,925
Software [Member]
Schedule of Property and Equipment, Net [Line Items]
Property and equipment, subtotal	$ 2,438,029	$ 606,559